Columbia Variable Portfolio – Select Large Cap Equity Fund
Third Quarter Report
September 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Select Large Cap Equity Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.2%
Issuer	Shares	Value ($)
Communication Services 8.6%
Interactive Media & Services 8.6%
Alphabet, Inc., Class C	988,701	165,300,920
Meta Platforms, Inc., Class A(a)	220,654	126,311,176
Total		291,612,096
Total Communication Services		291,612,096
Consumer Discretionary 9.5%
Automobiles 1.9%
General Motors Co.	843,302	37,813,661
Tesla, Inc.(b)	97,798	25,586,891
Total		63,400,552
Broadline Retail 4.8%
Amazon.com, Inc.(b)	870,882	162,271,443
Hotels, Restaurants & Leisure 1.2%
Hilton Worldwide Holdings, Inc.	171,737	39,585,379
Specialty Retail 1.6%
TJX Companies, Inc. (The)	474,067	55,721,835
Total Consumer Discretionary		320,979,209
Consumer Staples 6.0%
Consumer Staples Distribution & Retail 2.3%
Walmart, Inc.	939,384	75,855,258
Food Products 1.5%
Mondelez International, Inc., Class A	692,950	51,049,627
Household Products 2.2%
Procter & Gamble Co. (The)	425,806	73,749,599
Total Consumer Staples		200,654,484
Energy 3.8%
Oil, Gas & Consumable Fuels 3.8%
EOG Resources, Inc.	371,764	45,700,949
Exxon Mobil Corp.	693,697	81,315,162
Total		127,016,111
Total Energy		127,016,111
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 10.5%
Banks 3.5%
Bank of America Corp.	1,827,791	72,526,747
Citigroup, Inc.	758,546	47,484,980
Total		120,011,727
Capital Markets 1.8%
BlackRock, Inc.	62,549	59,390,901
Financial Services 2.4%
MasterCard, Inc., Class A	161,403	79,700,801
Insurance 2.8%
Chubb Ltd.	161,696	46,631,510
Marsh & McLennan Companies, Inc.	215,448	48,064,294
Total		94,695,804
Total Financials		353,799,233
Health Care 13.7%
Biotechnology 2.8%
BioMarin Pharmaceutical, Inc.(b)	204,661	14,385,622
Exact Sciences Corp.(b)	267,818	18,243,762
Insmed, Inc.(b)	214,724	15,674,852
Natera, Inc.(b)	137,940	17,511,483
Vertex Pharmaceuticals, Inc.(b)	65,554	30,487,854
Total		96,303,573
Health Care Equipment & Supplies 2.6%
Boston Scientific Corp.(b)	530,486	44,454,727
Intuitive Surgical, Inc.(b)	86,018	42,258,063
Total		86,712,790
Health Care Providers & Services 2.4%
UnitedHealth Group, Inc.	137,682	80,499,912
Life Sciences Tools & Services 1.7%
Thermo Fisher Scientific, Inc.	90,666	56,083,267
Pharmaceuticals 4.2%
Eli Lilly & Co.(a)	91,049	80,663,951
Merck & Co., Inc.	530,405	60,232,792
Total		140,896,743
Total Health Care		460,496,285

Columbia Variable Portfolio – Select Large Cap Equity Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Large Cap Equity Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 10.1%
Aerospace & Defense 1.5%
General Dynamics Corp.	171,128	51,714,882
Commercial Services & Supplies 2.9%
Cintas Corp.	242,888	50,005,781
Republic Services, Inc.	237,050	47,609,122
Total		97,614,903
Electrical Equipment 1.4%
Eaton Corp. PLC	141,400	46,865,616
Ground Transportation 1.6%
Union Pacific Corp.	223,708	55,139,548
Industrial Conglomerates 1.3%
Honeywell International, Inc.	209,007	43,203,837
Machinery 1.4%
Parker-Hannifin Corp.	71,755	45,336,244
Total Industrials		339,875,030
Information Technology 29.4%
Electronic Equipment, Instruments & Components 1.5%
TE Connectivity PLC	330,340	49,878,036
Semiconductors & Semiconductor Equipment 10.7%
Applied Materials, Inc.	235,212	47,524,585
Lam Research Corp.	48,846	39,862,244
NVIDIA Corp.	1,888,310	229,316,366
QUALCOMM, Inc.(a)	259,281	44,090,734
Total		360,793,929
Software 10.8%
Adobe, Inc.(b)	101,085	52,339,791
Microsoft Corp.	613,636	264,047,571
Palo Alto Networks, Inc.(a),(b)	134,925	46,117,365
Total		362,504,727
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 6.4%
Apple, Inc.	931,239	216,978,687
Total Information Technology		990,155,379
Real Estate 4.0%
Health Care REITs 1.1%
Healthpeak Properties, Inc.	1,651,343	37,766,214
Industrial REITs 1.4%
Prologis, Inc.	378,969	47,856,205
Specialized REITs 1.5%
Equinix, Inc.(a)	57,425	50,972,153
Total Real Estate		136,594,572
Utilities 3.6%
Multi-Utilities 3.6%
Ameren Corp.	653,368	57,143,565
DTE Energy Co.	489,901	62,908,188
Total		120,051,753
Total Utilities		120,051,753
Total Common Stocks (Cost $2,037,855,904)		3,341,234,152

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(c),(d)	30,745,238	30,742,163
Total Money Market Funds (Cost $30,738,707)		30,742,163
Total Investments in Securities (Cost: $2,068,594,611)		3,371,976,315
Other Assets & Liabilities, Net		(2,591,115)
Net Assets		3,369,385,200
At September 30, 2024, securities and/or cash totaling $70,261,959 were pledged as collateral.
Columbia Variable Portfolio – Select Large Cap Equity Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Large Cap Equity Fund, September 30, 2024 (Unaudited)
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Eli Lilly & Co.	Morgan Stanley	USD	(16,301,296)	(184)	1,030.00	10/18/2024	(38,255)	(9,568)
Equinix, Inc.	Morgan Stanley	USD	(10,296,508)	(116)	960.00	10/18/2024	(5,623)	(23,200)
Meta Platforms, Inc.	Morgan Stanley	USD	(25,473,580)	(445)	615.00	10/18/2024	(134,899)	(98,790)
Palo Alto Networks, Inc.	Morgan Stanley	USD	(9,296,960)	(272)	370.00	10/18/2024	(48,603)	(31,552)
QUALCOMM, Inc.	Morgan Stanley	USD	(8,893,615)	(523)	190.00	10/18/2024	(56,876)	(27,980)
Total							(284,256)	(191,090)
Notes to Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2024.
(d)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	20,490,362	399,913,208	(389,663,527)	2,120	30,742,163	(3,142)	986,187	30,745,238
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Variable Portfolio – Select Large Cap Equity Fund  | 2024

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